BUSINESS ACQUISITION (Summary of Unaudited Pro forma Information related to Results of Operations) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares
Business Combinations [Abstract]
Pro forma total revenues | $	$ 637,379
Pro forma net income | $	$ 298,376
Pro forma net income per ordinary share-basic | $ / shares	$ 3.82
Pro forma net income per ordinary share-diluted | $ / shares	$ 3.53